Loss And Loss Adjustment Expense Reserves Loss And Loss Adjustment Expense Reserves - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance Reserves [Line Items]
Prior years	$ 315.1	$ 24.1	$ (45.1)
Accident Year 2011
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves			80.00%
Accident Year 2012
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves			20.00%
Commercial Lines
Insurance Reserves [Line Items]
Unfavorable development in loss and loss adjustment expense reserves			55.00%
Personal Lines
Insurance Reserves [Line Items]
percentage of favorable development Loss and Loss adjustment expense reserve	65.00%